Working capital - Analysis of expected credit loss allowance for doubtful debts (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Summary Of Additional Information About Working Capital [Abstract]
Balance at beginning of the year	£ 113	£ 97	£ 129
Exchange differences	(3)	3	(4)
Income statement charge	55	23	18
Written off	(5)	(10)	(46)
Ending balance	£ 160	£ 113	£ 97